COMMON STOCK WARRANTS (Details Narrative)	8 Months Ended
Oct. 31, 2017
Equity [Abstract]
Description of common stock	Each unit outstanding as of October 31, 2017 consists of one share of our common stock, and one warrant to purchase one share of common stock within 24 months of issuance, for $2.00.